Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
10.	Accounts payable and accrued expenses
Accounts payable and accrued expenses consist of the following:

	As of December 31, 2019	As of December 31, 2018
Marketing suppliers	29,957	25,484
Unbilled suppliers	10,742	8,513
Other suppliers	18,974	8,356

	$59,673	$42,353